Merger Agreement and Loan and Security Agreement (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Merger Agreement and Loan and Security Agreement
7. Merger Agreement and Loan and Security Agreement
Concurrently with the execution of the Merger Agreement, the Company also entered into a Loan and Security Agreement (the “Loan Agreement”) with Inmagene, pursuant to which the Company will lend to Inmagene up to $22.5 million, consisting of (i) an initial term loan of $7.5 million, which was funded in December 2024 and (ii) additional term loans in increments of $7.5 million, of which an additional $7.5 million was funded in April 2025, subject to certain drawdown conditions (collectively, the “Term Loan Advances”). The Term Loan Advances shall bear interest, on the outstanding daily balance thereof, at a rate equal to 6.0% per annum, and may be prepaid at any time without premium or penalty. The Term Loan Advances shall be secured by certain Inmagene assets in respect of its anti-OX40 monoclonal antibody asset, IMG-007. If the Merger Agreement is terminated, the Term Loan Advances shall mature and the Loan Agreement shall terminate on the date that is six months following the termination of the Merger Agreement. Upon consummation of the Merger, all unpaid Term Loan Advances and accrued interest shall be automatically forgiven and the Loan Agreement shall terminate. As of March 31, 2025, the loan receivable balance of $7.5 million plus interest receivable of $0.1 million was included in deposits and other assets. As of December 31, 2024, the loan receivable balance of $7.5 million was included in deposits and other assets on the accompanying consolidated balance sheets. Issuance costs related to the Loan Agreement were not material. The Company does not believe there is any impairment to the note receivable due to its secured position by the assets of Inmagene’s anti-OX40 monoclonal antibody asset, IMG-007, and its expectation that the amount will be recoverable.

14. MERGER AGREEMENT AND LOAN AND SECURITY AGREEMENT
Concurrently with the execution of the Merger Agreement, the Company also entered into a Loan and Security Agreement (the “Loan Agreement”) with Inmagene, pursuant to which the Company will lend to Inmagene up to $22.5 million, consisting of (i) an initial term loan of $7.5 million, which was funded in December 2024 and (ii) additional term loans in increments of $7.5 million, subject to certain drawdown conditions (collectively, the “Term Loan Advances”). The Term Loan Advances shall bear interest, on the outstanding daily balance thereof, at a rate equal to 6.0% per annum, and may be prepaid at any time without premium or penalty. The Term Loan Advances shall be secured by certain Inmagene assets in respect of its anti-OX40 monoclonal antibody asset, IMG-007. If the Merger Agreement is terminated, the Term Loan Advances shall mature and the Loan Agreement shall terminate on the date that is six months following the termination of the Merger Agreement. Upon consummation of the Merger, all unpaid Term Loan Advances and accrued interest shall be automatically forgiven and the Loan Agreement shall terminate. As of December 31, 2024, the Company has recorded a long-term note receivable of $7.5 million. Issuance costs related to the Loan Agreement were not material. Interest income related to the note receivable was not material for the year ended December 31, 2024. The Company does not believe there is any impairment to the note receivable due to its secured position by the assets of Inmagene’s anti-OX40 monoclonal antibody asset, IMG-007, and its expectation that the amount will be recoverable.